Components of Net Periodic Cost and Other Comprehensive Loss Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Interest cost on benefit obligation	$ 83	$ 84	$ 338	$ 327	$ 333
Expected return on assets	(145)	(134)	(536)	(501)	(486)
Amortization of unrecognized actuarial loss	76	65	258	206	178
Net periodic cost	14	15	60	32	25
Other changes in plan assets and benefit obligations recognized in other comprehensive loss, before tax effect:
Actuarial loss			618	838	396
Amortization of unrecognized actuarial loss			(258)	(206)	(178)
Total recognized in other comprehensive loss			360	632	218
Total recognized in net periodic cost and other comprehensive loss			$ 420	$ 664	$ 243